Liabilities, Commitments and Contingencies - Schedule of 737 Max Customer Concessions and Other Considerations Liability (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Customer Concession And Other Consideration Liability [Roll Forward]
Beginning balance	$ 1,327	$ 1,864	$ 1,864
Ending balance			1,327	$ 1,864
B-737
Customer Concession And Other Consideration Liability [Roll Forward]
Beginning balance	1,327	1,864	1,864	2,940
Reductions for payments made	(681)	(273)	(449)	(1,031)
Reductions for concessions and other in-kind considerations	(221)	(51)	(61)	(29)
Changes in estimates	510	(26)	(27)	(16)
Ending balance	$ 935	$ 1,514	$ 1,327	$ 1,864